Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Cash Flows [Abstract]
Net interest received in cash, included in operations	$ (723)	$ (382)
Taxes paid	$ 2,419	6,549
Patent acquisition liability		$ 10